SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND SUMMARY PROSPECTUS

DWS Emerging Markets Equity Fund – Class R6
The fund will not accept purchase orders for Class R6 shares until on or about September 7, 2018.
Please Retain This Supplement for Future Reference
September 4, 2018
PROSTKR-1074